Filed with the Securities and Exchange Commission on August 20, 2012

           1993 Act File No. 033-32476
           1940 Act File No. 811-05970

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 47
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 48

Cash Account Trust
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary                                                                       With a copy to:
Cash Account Trust                                                                         Cathy G. O’Kelly
One Beacon Street                                                                             David A. Sturms
Boston, MA  02108                                                                              Vedder Price P.C.
(Name and Address of Agent for Service)                                                                   222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[ X ]	Immediately upon filing pursuant to paragraph (b)
[___]	On __________________ pursuant to paragraph (b)
[___]	60 days after filing pursuant to paragraph (a)(1)
[___]	On __________________ pursuant to paragraph (a)(1)
[___]	75 days after filing pursuant to paragraph (a)(2)
[___]	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[___]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Government & Agency Securities Portfolio – Capital Assets Funds Shares
•	Government & Agency Securities Portfolio – Davidson Cash Equivalent Shares
•	Government & Agency Securities Portfolio – Davidson Cash Equivalent Plus Shares
•	Government & Agency Securities Portfolio – DWS Government & Agency Money Fund
•	Government & Agency Securities Portfolio – DWS Government Cash Institutional Shares
•	Government & Agency Securities Portfolio – Government Cash Managed Shares
•	Government & Agency Securities Portfolio – Service Shares
•	Money Market Portfolio – Capital Assets Funds Shares
•	Money Market Portfolio – Davidson Cash Equivalent Shares
•	Money Market Portfolio - Davidson Cash Equivalent Plus Shares
•	Money Market Portfolio – Service Shares
•	Money Market Portfolio – Capital Assets Funds Preferred Shares
•	Money Market Portfolio – Premium Reserve Money Market Shares
•	Tax-Exempt Portfolio – Capital Assets Funds Shares
•	Tax-Exempt Portfolio – Davidson Cash Equivalent Shares
•	Tax-Exempt Portfolio – Service Shares
•	Tax-Exempt Portfolio – DWS Tax-Exempt Cash Institutional Shares
•	Tax-Exempt Portfolio – DWS Tax-Exempt Money Fund
•	Tax-Exempt Portfolio – DWS Tax-Free Money Fund Class S
•	Tax-Exempt Portfolio – Tax-Exempt Cash Managed Shares
•	Tax-Exempt Portfolio – Tax-Free Investment Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of August 2012.

CASH ACCOUNT TRUST

By:  /s/W. Douglas Beck
        W. Douglas Beck*
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	August 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 15, 2012

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 15, 2012

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 15, 2012

/s/ Keith R. Fox
Keith R. Fox*	Trustee	August 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	August 15, 2012

/s/ Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	August 15, 2012

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 15, 2012

/s/William McClayton
William McClayton*	Trustee	August 15, 2012

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 15, 2012

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 15, 2012

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	August 15, 2012

*By:        /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement, as filed on July 26, 2011; and as filed on July 31, 2008 in Post-Effective Amendment No. 40 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase